FINANCIAL DATA OF THE COMMINGLED TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 021
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The Statements of Net Assets Available for Benefits of the Commingled Trust are as follows:

	December 31, 2025		December 31, 2024
(Dollars in Thousands)	Commingled Trust	Plan's Interest in Commingled Trust	Commingled Trust	Plan's Interest in Commingled Trust
Investments:
Investments at Fair Value:
Common Collective Trusts
NT Collective S&P 500 Index Fund	$724,829	$3,971	$709,312	$3,509
JP Morgan ACWI Ex US Fund	194,637	585	176,480	482
NT Collective Russell 1000 Growth Index Fund	286,910	1,227	270,329	1,907
Vanguard Fiduciary Trust Target Retirement Income Fund	55,187	409	53,960	349
Vanguard Fiduciary Trust Target Retirement 2025 Fund	288,590	6,065	300,910	7,044
Vanguard Fiduciary Trust Target Retirement 2035 Fund	563,427	21,802	521,599	22,178
Vanguard Fiduciary Trust Target Retirement 2045 Fund	464,686	7,561	399,470	6,061
Vanguard Fiduciary Trust Target Retirement 2055 Fund	208,728	4,555	172,351	3,792
Vanguard Fiduciary Trust Target Retirement 2065 Fund	68,107	1,895	47,348	1,469
Capital Group Employee Benefit Investment Trust	203,084	437	192,297	690
Short-Term Investments	7,528	100	14,124	193
Mutual Funds
JP Morgan Large Cap Value Fund	101,730	417	84,035	262
Blackrock Funds Advantage Small Cap Core Fund	93,550	214	94,802	316
Charles Schwab Self Directed Account - Mutual Funds	66,324	—	62,548	—
Common Stock of The Goodyear Tire & Rubber Company	31,339	339	35,250	411
Total Investments at Fair Value	3,358,656	49,577	3,134,815	48,663
Investments at Contract Value:
Investment Contracts (See Note 8)	411,008	5,771	475,251	6,515
Total Investments	3,769,664	55,348	3,610,066	55,178
Receivables:
Accrued Interest and Dividends	37	—	52	1
Total Receivables	37	—	52	1
Total Assets	3,769,701	55,348	3,610,118	55,179
Liabilities:
Pending Trades	—	—	(12)	—
Administrative Expenses Payable	(743)	(5)	(969)	(7)
Total Liabilities	(743)	(5)	(981)	(7)
Net Assets Available for Benefits	$3,768,958	$55,343	$3,609,137	$55,172
Net investment gain for the Commingled Trust is as follows:

(Dollars in Thousands)	Year Ended December 31, 2025
Net Appreciation in Fair Value of Investments	$522,658
Interest and Dividends	20,438
Investment Gain	543,096
Administrative Expenses	(1,984)
Net Investment Gain	$541,112